CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (29,127)	$ (1,372)	$ (107,660)
Income and expense items not involving cash flows:
Depreciation and amortization	168,032	203,868	151,711
Financing expense associated with debentures series F	87,973	39,494	13,113
Effect of indexation, translation and fair value measurement on debt	$ 16,078	(3,667)	$ 4,091
Financing costs relating to Jazz notes exchange		9,817
Other expense, net	$ 190	140	$ 904
Gain from acquisition		(166,404)
Changes in assets and liabilities:
Trade accounts receivable	$ (11,115)	(24,021)	$ (5,194)
Other receivables and other current assets	(14,979)	49,934	(3,647)
Inventories	(17,908)	(1,758)	(780)
Trade accounts payable	(26,162)	11,107	25
Deferred revenue and customers' advances	32,725	1,915	1,202
Other current liabilities	8,454	25,744	(38)
Deferred tax liability, net	(4,173)	(23,977)	(11,453)
Other long-term liabilities	(14,775)	4,517	$ (6)
Nishiwaki's employees termination payments	(24,907)	(27,572)
Net cash provided by operating activities	170,306	97,765	$ 42,268
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net (a)	(165,370)	(50,209)	(77,044)
Investments in other assets, intangible assets and others	$ (119)	(76)	$ (409)
Acquisition of subsidiary consolidated for the first time (b)		57,582
Decrease (increase) in Interest bearing deposits	$ (30,000)	10,000
Net cash provided by (used in) investing activities	(195,489)	17,297	$ (77,453)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds from exercise of warrants and options	$ 14,424	10,399	$ 105
Proceeds from issuance of debentures, net		$ 9,214
Proceeds on account of shareholders' equity, net			$ 38,851
Proceeds from long-term loans	$ 70,592	$ 85,884
Short-term loan repayment to Panasonic		(85,884)
Bank debt repayment	$ (18,200)	(41,181)
Debentures repayment	(51,489)	$ (10,230)	$ (6,540)
TPSCo dividend to Panasonic	(1,570)
Net cash provided by (used in) financing activities	13,757	$ (31,798)	$ 32,416
Effect of foreign exchange rate change	(166)	(8,968)	(7,758)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(11,592)	74,296	(10,527)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	187,167	112,871	123,398
CASH AND CASH EQUIVALENTS - END OF PERIOD	175,575	187,167	112,871
NON-CASH ACTIVITIES
Investments in property and equipment	$ 18,657	27,495	$ 11,161
Equity increase associated with Jazz notes exchange		9,609
Conversion of debentures to share capital and exercise of warrants	$ 195,726	34,822
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	12,371	34,042	$ 33,298
Cash paid (received) during the period for income taxes	$ 3,469	(1,563)	$ 190
ACQUISITION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 3:
Working capital (excluding cash and cash equivalents)		32,406
Fixed assets		245,278
Intangible assets		24,520
Short-term loan		(85,249)
Long-term liabilities		(93,602)
Total		123,353
Less:
Share capital		14,531
Paid-in capital		166,404
Bargain purchase		180,935
Cash from the acquisition of a subsidiary consolidated for the first time		$ 57,582